Commitments and Contingencies	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Commitments

As of April 30, 2025, there was no future minimum payments during the next five fiscal years and thereafter.

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Note 15 – Commitments and Contingencies

Commitments

As of October 31, 2024, future minimum payments during the next five fiscal years and thereafter are as follows:

Year ended October 31,
2025	$10,413
Total	10,413

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.